5. Fair Value of Financial Instruments (Details) - Fair Value, Measurements, Nonrecurring [Member] - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Fair Value, Inputs, Level 1 [Member]
Fair value assets
Cash fair value	$ 172	$ 20
Intercompany accounts receivable, related parties fair value	0	0
Assets fair value	172	20
Fair value liabilities
Intercompany accounts payable, related parties fair value	0	0
Liabilities fair value	0	0
Fair value assets and liabilities	172	20
Fair Value, Inputs, Level 2 [Member]
Fair value assets
Cash fair value	0	0
Intercompany accounts receivable, related parties fair value	0	0
Assets fair value	0	0
Fair value liabilities
Intercompany accounts payable, related parties fair value	34,826	30,136
Liabilities fair value	34,826	30,136
Fair value assets and liabilities	(34,826)	(30,136)
Fair Value, Inputs, Level 3 [Member]
Fair value assets
Cash fair value	0	0
Intercompany accounts receivable, related parties fair value	0	0
Assets fair value	0	0
Fair value liabilities
Intercompany accounts payable, related parties fair value	0	0
Liabilities fair value	0	0
Fair value assets and liabilities	$ 0	$ 0